Financial Information as per operating segments (Details)	12 Months Ended
Dec. 31, 2023
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Description of Products and Services	Beers, non-alcoholic beverages, spirits and SSU.
International Business [Member]
IfrsStatementLineItems [Line Items]
Description of Products and Services	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines [Member]
IfrsStatementLineItems [Line Items]
Description of Products and Services	Wines, mainly in export markets to more 80 countries.